Offsets	Aug. 21, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-298076
Initial Filing Date	Aug. 06, 2026
Fee Offset Claimed	$ 11,911.13
Explanation for Claimed Amount	The registrant inadvertently identified Class A ordinary shares underlying the redeemable warrants (the "Warrant Shares") for registration and paid a registration fee of $3,434.45 based on a proposed maximum aggregate offering price of $111,046,875.00, in connection with the original filing of the Registration Statement on Form S-1 on August 6, 2026 (333-298076) (the "Registration Statement"). The Warrant Shares have been removed from Table 1 above and are not registered pursuant to the Registration Statement. The registration fee is being recalculated to reflect the removal of the Warrant Shares, and an offset in the amount of the filing fee previously paid is claimed pursuant to Rule 457(b) under the Securities Act.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Rainier Acquisition Corp
Form or Filing Type	S-1
File Number	333-298076
Filing Date	Aug. 06, 2026
Fee Paid with Fee Offset Source	$ 11,911.13